Revenues from Contracts with Customers	12 Months Ended
Dec. 31, 2019
Revenues from Contracts with Customers
Revenues from Contracts with Customers

18. Revenues from Contracts with Customers

The Group has recognized the following amounts relating to revenues:

	For the year ended
	December 31,
	2017	2018	2019
Revenues from fixed rate time charters	485,961	515,324	558,266
Revenues from variable rate time charters	—	—	64,334
Revenues from The Cool Pool Limited (GasLog vessels)	38,046	102,253	45,253
Revenues from vessel management services	1,222	767	784
Total	525,229	618,344	668,637

Revenues from The Cool Pool Limited relate only to the pool revenues received from GasLog’s vessels operating in the Cool Pool and do not include the Net pool allocation to GasLog of ($4,264) for the year ended December 31, 2019 ($17,818 for the year ended December 31, 2018 and $7,254 for the year ended December 31, 2017), which is recorded as a separate line item in the Profit or Loss Statement.

Following the exit from the Cool Pool, management allocates revenues from time charters to two categories: (a) variable rate charters and (b) fixed rate charters. The variable rate charter category contains vessels operating in the LNG carrier spot and short-term market or those which have a variable rate of hire across the charter period.